Investments - Summary of Details of Net Gains and Losses on Equity Securities (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2019 JPY (¥)
Gain (Loss) on Securities [Line Items]
Net gains and losses recognized during the period on equity securities	¥ (155,947)
Less: Net gains and losses recognized during the period on equity securities sold during the period	34,034
Unrealized gains and losses recognized during the reporting period on equity securities still held at the reporting period	¥ (189,981)